HSBC Holdings income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Face Statements [Line Items]
Net interest expense		$ 26,489	$ 27,578	$ 30,462
– interest income	[1],[2]	36,188	41,756	54,695
– interest expense	[3]	(9,699)	(14,178)	(24,233)
Fee (expense)/income		13,097	11,874	12,023
Net income from financial instruments held for trading or managed on a fair value basis		7,744	9,582	10,231
Changes in fair value of designated debt and related derivatives	[4]	(182)	231	90
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		798	455	812
Other operating income		502	527	2,957
Net operating income before change in expected credit losses and other credit impairment charges		49,552	50,429	56,098
Employee compensation and benefits		(19,612)	(19,396)	(19,477)
General and administrative expenses		(11,592)	(11,115)	(13,828)
Total operating expenses		(34,620)	(34,432)	(42,349)
Profit before tax		18,906	8,777	13,347
Tax (charge)/credit		(4,213)	(2,678)	(4,639)
Profit for the year		14,693	6,099	8,708
Issued by HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest expense		(2,367)	(2,632)	(2,554)
– interest income		380	473	1,249
– interest expense		(2,747)	(3,105)	(3,803)
Fee (expense)/income		(5)	(12)	(2)
Net income from financial instruments held for trading or managed on a fair value basis		110	801	1,477
Changes in fair value of designated debt and related derivatives	[5]	349	(326)	(360)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		(420)	1,141	1,659
Dividend income from subsidiaries		11,404	8,156	15,117
Other operating income		230	1,889	1,293
Net operating income before change in expected credit losses and other credit impairment charges		9,301	9,017	16,630
Employee compensation and benefits		(30)	(56)	(37)
General and administrative expenses		(1,845)	(4,276)	(4,772)
Impairment of subsidiaries		3,065	(435)	(2,562)
Total operating expenses		1,190	(4,767)	(7,371)
Profit before tax		10,491	4,250	9,259
Tax (charge)/credit		343	(165)	(218)
Profit for the year		$ 10,834	$ 4,085	$ 9,041

[1]	Interest income includes $30,916m (2020: $35,293m) of interest recognised on financial assets measured at amortised cost and $4,337m (2020: $5,614m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $8,227m (2020: $12,426m) of interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[5]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.